Income taxes - Shareholders' equity tax accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Total shareholders' equity tax accounts	$ 5,272,006	$ 4,719,240	$ 5,095,595
Contributed capital account
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Total shareholders' equity tax accounts	3,940,312	3,700,652	3,580,472
Net consolidated tax profit account
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Total shareholders' equity tax accounts	$ 1,331,694	$ 1,018,588	$ 1,515,123